Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock-Based Compensation
Stock-Based Compensation

15. Stock-Based Compensation

2019 Inducement Plan

In October 2019, the Company’s Board of Directors adopted the 2019 Inducement Plan, or the 2019 Plan, which is a non-stockholder approved stock plan adopted pursuant to the “inducement exception” provided under Nasdaq Listing Rule 5635(c)(4), or Rule 5635, for the purpose of awarding (i) non-statutory stock options, (ii) restricted stock awards, (iii) restricted stock unit awards, (iv) other stock awards (collectively, the Inducement Awards) to new employees of the Company, as inducement material to such new employees entering into employment with the Company. In November 2019, the Company filed a Registration Statement on Form S-8 with the SEC covering the offering of up to 25,000 shares of its common stock, par value $0.001, pursuant to the Company’s 2019 Plan. Initial grants of Inducement Awards made to employees vest as to 25% on the first anniversary of the date of grant and the balance ratably over the next 36 months and subsequent grants vest monthly over a period of four years from the grant date.

2014 Equity Incentive Plan

The Company’s 2014 Equity Incentive Plan, or the 2014 Plan, is administered by the Company’s Board of Directors or a duly authorized committee thereof, referred to as the Plan administrator. The 2014 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights, performance stock awards and other forms of equity compensation, collectively referred to as Stock Awards. Additionally, the 2014 Plan provides for the grant of performance cash awards. Incentive stock options may be granted only to employees. All other awards may be granted to employees, including officers, non-employee directors, and consultants. No incentive stock options may be granted under the 2014 Plan after the tenth anniversary of the effective date of the 2014 Plan. Stock Awards granted under the 2014 Plan vest at the rate specified by the Plan administrator. Initial grants of Stock Awards made to employees and non-employee consultants generally vest as to 25% on the first anniversary of the date of grant and the balance ratably over the next 36 months and subsequent grants generally vest monthly over a period of four years from the grant date, or upon the probable achievement of corporate goals. Stock options initially granted to members of the Company’s Board of Directors generally vest over a period of three years in equal quarterly installments from the date of the grant, subject to the option holder’s continued service as a director through such date. Subsequent grants to directors that are made automatically at Annual Meetings of Stockholders vest fully on the earlier of the first anniversary of the date of grant and the next Annual Meeting of Stockholders. The Plan administrator determines the term of Stock Awards granted under the 2014 Plan up to a maximum of ten years.

The aggregate number of shares of the Company’s common stock reserved for issuance under the 2014 Plan has automatically increased on January 1 of each year, beginning on January 1, 2015 and continued to increase on January 1 of each year through and including January 1, 2024, by 3% of the total number of shares of the Company’s capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the Company’s Board of Directors. On January 1, 2024, the aggregate number of shares of common stock that may be issued pursuant to Stock Awards under the 2014 Plan automatically increased from 1,016,919 to 1,153,120. The maximum number of shares that may be issued pursuant to the exercise of incentive stock options under the 2014 Plan is 2,500,000 shares.

Restricted Stock Units

Under the 2014 Plan, there were no restricted stock units granted during each of the three months ended September 30, 2024 and 2023. During the nine months ended September 30, 2024 and 2023, the Company granted 75,324 restricted stock units and 50,098 restricted stock units, respectively. No restricted stock units were granted under the 2019 Inducement Plan during the three and nine months ended September 30, 2024 and 2023.

The weighted-average grant date fair value per share of restricted stock units granted to employees and non-employee members of the Company’s Board of Directors during the nine months ended September 30, 2024 and 2023 was $7.92 and $93.72, respectively.

As of September 30, 2024, the Company’s restricted stock units consist of time-based restricted stock units. All remaining performance-based restricted stock units either vested or were forfeited in the first quarter of 2024. For time-based restricted stock units, the Company recognizes compensation expense associated with these restricted stock units ratably over the award’s vesting period following the grant date. For performance-based restricted stock units, vesting was contingent on the achievement of certain performance targets, subject to the recipient’s continuous service through each performance target. Recognition of compensation expense associated with these performance-based awards began when, and to the extent, the performance criteria were probable of achievement and the employee had met the service conditions.

During the three and nine months ended September 30, 2024 and 2023, the Company recognized compensation expense relating to restricted stock units as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Research and development	$—	$90	$249	$385
General and administrative	353	410	2,036	1,308
Total restricted stock unit expense	$353	$500	$2,285	$1,693

A summary of restricted stock unit activity related to employees and non-employee members of the Company’s Board of Directors as of and for the nine months ended September 30, 2024 is presented below:

		Weighted
	Number of	Average Grant
	Units	Date Fair Value
Outstanding, December 31, 2023	47,194	$111.24
Awarded	75,323	7.92
Vested and released	(30,494)	93.72
Forfeited	(11,362)	126.84
Outstanding, September 30, 2024	80,661	$19.20
Restricted stock units exercisable (vested and deferred), September 30, 2024	—

Stock Options

Under the 2014 Plan, there were no stock options granted during the three months ended September 30, 2024. The Company granted 12,979 stock options during the three months ended September 30, 2023, and 253,760 and 162,889 stock options during the nine months ended September 30, 2024 and 2023, respectively. No stock options were granted under the 2019 Inducement Plan during the three and nine months ended September 30, 2024 and 2023. The fair values of stock options granted during the three months ended September 30, 2023, and nine months ended September 30, 2024 and 2023, were estimated as of the dates of grant using the Black-Scholes option pricing model with the following assumptions:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Risk-free interest rate	N/A	4.20%	4.12% - 4.34%	3.38% - 4.22%
Expected volatility	N/A	80.8%	89.6% - 89.8%	76.3% - 81.3%
Expected dividend yield	N/A	0%	0%	0%
Expected life of employee and Board options (in years)	N/A	6.25	6.25	6.25

The weighted-average grant date fair value per share of options granted to employees and non-employee members of the Company’s Board of Directors for their Board service during the three months ended September 30, 2023 was $26.88, and during the nine months ended September 30, 2024 and 2023 was $7.92 and $70.32, respectively. No options were granted to non-employee consultants during the three and nine months ended September 30, 2024 and 2023.

During the three and nine months ended September 30, 2024 and 2023, the Company recognized compensation expense relating to stock options as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Research and development	$16	$1,387	$795	$4,314
General and administrative	1,120	1,447	3,494	4,122
Total stock option expense	$1,136	$2,834	$4,289	$8,436

A summary of stock option award activity related to employees, non-employee members of the Company’s Board of Directors and non-employee consultants as of and for the nine months ended September 30, 2024 is presented below:

		Weighted
	Number of	Average Exercise
	Shares	Price
Outstanding, December 31, 2023	658,138	$155.88
Granted	253,760	10.32
Exercised	—	—
Forfeited	(275,941)	60.96
Expired	(280,993)	179.04
Outstanding, September 30, 2024	354,964	$107.40
Options exercisable, September 30, 2024	190,407

The Company does not expect to realize any tax benefits from its stock option activity or the recognition of stock-based compensation expense because the Company currently has net operating losses and has a full valuation allowance against its deferred tax assets. Accordingly, no amounts related to excess tax benefits have been reported in cash flows from operations for each of the three and nine months ended September 30, 2024 and 2023.

15. Stock-Based Compensation

2019 Inducement Plan

In October 2019, the Company’s Board of Directors adopted the 2019 Inducement Plan, or the 2019 Plan, which is a non-stockholder approved stock plan adopted pursuant to the “inducement exception” provided under Nasdaq Listing Rule 5635(c)(4), or Rule 5635, for the purpose of awarding (i) non-statutory stock options, (ii) restricted stock awards, (iii) restricted stock unit awards, (iv) other stock awards (collectively, the Inducement Awards) to new employees of the Company, as inducement material to such new employees entering into employment with the Company. In November 2019, the Company filed a Registration Statement on Form S-8 with the SEC covering the offering of up to 25,000 shares of its common stock, par value $0.001, pursuant to the Company’s 2019 Plan. No stock options were granted under the 2019 Plan during the years ended December 31, 2023, 2022 and 2021. Initial grants of Inducement Awards made to employees vest as to 25% on the first anniversary of the date of grant and the balance ratably over the next 36 months and subsequent grants vest monthly over a period of four years from the grant date. As of December 31, 2023, 25,000 shares remained available for grant pursuant to the Plan.

2014 Equity Incentive Plan

The Company’s 2014 Equity Incentive Plan, or the 2014 Plan, is administered by the Company’s Board of Directors or a duly authorized committee thereof, referred to as the Plan administrator. The 2014 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights, performance stock awards and other forms of equity compensation, collectively referred to as Stock Awards. Additionally, the 2014 Plan provides for the grant of performance cash awards. Incentive stock options may be granted only to employees. All other awards may be granted to employees, including officers, non-employee directors, and consultants. No incentive stock options may be granted under the 2014 Plan after the tenth anniversary of the effective date of the 2014 Plan. Stock Awards granted under the 2014 Plan vest at the rate specified by the Plan administrator. Initial grants of Stock Awards made to employees and non-employee consultants generally vest as to 25% on the first anniversary of the date of grant and the balance ratably over the next 36 months and subsequent grants vest monthly over a period of four years from the grant date. Stock options initially granted to members of the Company’s Board of Directors vest over a period of three years in equal quarterly installments from the date of the grant, subject to the option holder’s continued service as a Director through such date. Subsequent grants to Directors that are made automatically at Annual Meetings of Stockholders vest fully on the earlier of the first anniversary of the date of grant and the next Annual Meeting of Stockholders. The Plan administrator determines the term of Stock Awards granted under the 2014 Plan up to a maximum of ten years.

The aggregate number of shares of the Company’s common stock reserved for issuance under the 2014 Plan has automatically increased on January 1 of each year, beginning on January 1, 2015 and will continue to increase on January 1 of each year through and including January 1, 2024, by 3% of the total number of shares of the Company’s capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the Company’s Board of Directors. On January 1, 2024, the aggregate number of shares of common stock that may be issued pursuant to Stock Awards under the 2014 Plan automatically increased from 1,016,919 to 1,153,120. The maximum number of shares that may be issued pursuant to the exercise of incentive stock options under the 2014 Plan is 2,500,000 shares.

Restricted Stock Units

Pursuant to the Company’s non-employee director compensation policy, an aggregate of 16,181 restricted stock units were granted to non-employee directors on June 1, 2023, the date of the Company’s 2023 Annual Meeting of Stockholders, under the 2014 Plan with a grant date fair value of $37.08 per share. The restricted stock units will vest on the earlier of (i) June 1, 2024 and (ii) immediately prior to the Company’s next Annual Meeting of Stockholders following the grant date, subject to the recipient’s continued service through such date. As a result, the Company recognizes compensation expense associated with these restricted stock units ratably over the one-year vesting period following the grant date. For the year ended December 31, 2023, stock compensation expense associated with these awards of $292 was recognized in general and administrative expense, or G&A expense. In November 2023, 2,697 of these restricted stock units were forfeited as a result of the retirement of a member of the Company’s Board of Directors. As of December 31, 2023, 13,484 restricted stock units were outstanding and available to vest and settle in shares of the Company’s common stock.

On March 1, 2023, the Compensation Committee of the Company’s Board of Directors, or the Compensation Committee, approved and granted a total of 33,917 restricted stock units to certain employees under the 2014 Plan with a grant date fair value of $120.72 per share. Vesting of the restricted stock units is contingent on the achievement of certain performance targets, subject to the recipient’s continuous service through each performance target. Recognition of compensation expense associated with these awards begins when, and to the extent, the performance criteria are probable of achievement and the employee has met the service conditions. For the year ended December 31, 2023, no stock compensation expense relating to these restricted stock units was recognized. In December 2023, 14,013 of these restricted stock units were forfeited as the performance targets associated with them were not achieved. As of December 31, 2023, 19,904 restricted stock units were outstanding and available to vest and settle in shares of the Company’s common stock.

On October 12, 2022, the Compensation Committee of the Company’s Board of Directors, or the Compensation Committee, approved and granted a total of 606 time-based restricted stock units under the 2014 Plan, with a grant date fair value of $113.04 per share, to an executive officer of the Company. The restricted stock unit grant fully vests on August 31, 2023, subject to the recipient’s continued service through such date. For the years ended December 31, 2023 and 2022, the Company recognized $51 and $17, respectively, of stock compensation expense associated with these awards, all of which was recorded within G&A expense. As of December 31, 2023, none of these restricted stock units were outstanding as these restricted stock units vested fully in August 2023.

On June 15, 2022, the Compensation Committee approved and granted a total of 625 time-based restricted stock units to the Company’s interim principal financial officer and principal accounting officer, as a result of his assuming the responsibilities of the Company’s former Chief Financial Officer, or CFO, on an interim basis, under the 2014 Plan with a grant date fair value of $95.28 per share. The Company accelerated the recognition of compensation expense and the restricted stock units vested fully on September 12, 2022, when the appointment of the Company’s new CFO occurred. For the year ended December 31, 2022, the Company recognized $60 of stock compensation expense associated with these awards, all of which was recorded within G&A expense. As of December 31, 2023, none of these restricted stock units were outstanding as these restricted stock units vested fully in September 2022.

Pursuant to the Company’s non-employee director compensation policy, an aggregate of 4,948 restricted stock units were granted to non-employee directors on June 2, 2022, the date of the Company’s 2022 Annual Meeting of Stockholders, under the 2014 Plan with a grant date fair value of $101.04 per share. These restricted stock unit grants fully vested on June 2, 2023. As a result, the Company recognizes compensation expense associated with these restricted stock units ratably over the one-year vesting period following the grant date. For the years ended December 31, 2023 and 2022, stock compensation expense of $209 and $290, respectively, was recognized in G&A expense. As of December 31, 2023, none of these restricted stock units were outstanding as these restricted stock units vested fully on June 2, 2023. Also in June 2022, the Company granted 990 fully vested restricted stock units, which were immediately settled in shares of common stock, to the Company’s chairman in consideration of his effort in connection with the Company’s CEO transition in 2021. For the year ended December 31, 2022, stock compensation expense of $100 was recognized in G&A expense associated with this award.

On February 25, 2022, the Compensation Committee also approved and granted a total of 20,250 restricted stock units to certain employees under the 2014 Plan with a grant date fair value of $125.52 per share. Vesting of the restricted stock units was contingent on the achievement of certain performance targets related to commercial milestones, subject to the recipient’s continuous service through each performance target. Recognition of compensation expense associated with these awards began when, and to the extent, the performance criteria are probable of achievement and the employee has met the service conditions. For the year ended December 31, 2022, no stock compensation expense relating to these restricted stock units was recognized. In June 2022, 2,417 of these restricted stock units were forfeited as a result of the resignation of the Company’s former CFO. In December 2022, 17,833 of these restricted stock units were forfeited as the performance targets associated with them were not achieved. As of December 31, 2023, none of these restricted stock units were outstanding as they were forfeited in 2022.

Additionally on February 25, 2022, the Compensation Committee also approved and granted a total of 12,098 time-based restricted stock units to certain employees under the 2014 Plan with a grant date fair value of $125.52 per share. The restricted stock units vest in three equal installments annually from the date of the grant. As a result, the Company recognizes compensation expense associated with these restricted stock units ratably over the three-year vesting period following the grant date. In April 2023, 299 of these restricted stock units were forfeited. In February 2023, 3,577 of these restricted stock units vested and were settled in shares of the Company’s common stock in satisfaction of the first year of vesting. In June 2022, 1,667 of these restricted stock units were forfeited as a result of the resignation of the Company’s former CFO. For the years ended December 31, 2023 and 2022, the Company recognized $406 and $390, respectively, of stock compensation expense associated with these awards, with $135 recorded in R&D expense and $271 recorded in G&A expense for the 2023 period, and $161 recorded in R&D expense and $229 in G&A expense for the 2022 period. As of December 31, 2023, 6,555 restricted stock units were outstanding and available to vest and settle in shares of the Company’s common stock.

On December 17, 2021, the Compensation Committee approved and granted a total of 5,298 time-based restricted stock units to certain executive officers under the 2014 Plan with a grant date fair value of $149.40 per share. The restricted stock units vested in two equal installments on December 15, 2022 and June 15, 2023. As a result, the Company recognized compensation expense associated with these restricted stock units ratably over the 18-month vesting period following the grant date. On June 15, 2023, 2,183 of these restricted stock units fully vested and were settled in shares of the Company’s common stock. In December 2022, an aggregate of 2,184 of these restricted stock units vested and were settled in shares of the Company’s common stock. In June 2022, 931 of these restricted stock units were forfeited as a result of the resignation of the Company’s former CFO. For the years ended December 31, 2023, 2022 and 2021, the Company recognized $199, $433 and $20, respectively, of stock compensation expense, with $96 recorded in R&D expense and $103 recorded in G&A expense for the 2023 period, $210 recorded in R&D expense and $223 recorded in G&A expense for the 2022 period, and $8 recorded in R&D expense and $12 in G&A expense for the 2021 period. As of December 31, 2023, none of these restricted stock units were outstanding as these restricted stock units fully vested in June 2023.

On October 29, 2021, the Compensation Committee also approved and granted 12,329 time-based restricted stock units in connection with the appointment of the Company’s new Chief Executive Officer, or CEO, under the 2014 Plan with a grant date fair value of $201.96 per share. The first tranche of 11,833 restricted stock units vested 25% on the first anniversary of the date of grant and the balance vests quarterly over the next 36 months. The Company recognizes compensation expense associated with these two restricted stock unit tranches ratably over their respective vesting periods following the grant date. During the year ended December 31, 2023, 2,958 of these restricted stock units vested and were settled in shares of the Company’s common stock in satisfaction of the quarterly periods of vesting. In addition, 2,958 of these restricted stock units vested and were settled in shares of the Company’s common stock in October 2022. The second tranche of 495 restricted stock units fully vested on March 31, 2022. For the years ended December 31, 2023, 2022 and 2021, stock compensation expense of $598, $657 and $144 respectively, was recognized in G&A expense. As of December 31, 2023, 5,917 restricted stock units were outstanding and available to vest and settle in shares of the Company’s common stock.

Pursuant to the Company’s non-employee director compensation policy, an aggregate of 3,600 restricted stock units were granted to non-employee directors on June 3, 2021, the date of the Company’s 2021 Annual Meeting of Stockholders, under the 2014 Plan with a grant date fair value of $156.72 per share. The restricted stock units vested on June 3, 2022. As a result, the Company recognized compensation expense associated with these restricted stock units ratably over the one-year vesting period following the grant date. For the years ended December 31, 2022 and 2021, stock compensation expense of $238 and $326 respectively, was recognized in G&A expense. As of December 31, 2023, none of these restricted stock units were outstanding as these were fully vested in June 2022.

On March 30, 2021, the Compensation Committee approved and granted a total of 14,667 restricted stock units to certain employees under the 2014 Plan with a grant date fair value of $247.08 per share. Vesting of the restricted stock units was contingent on the achievement of certain performance targets related to clinical and regulatory milestones, subject to the recipient’s continuous service through each performance target. Recognition of compensation expense associated with these awards begins when, and to the extent, the performance criteria was probable of achievement and the employee had met the service conditions. In March 2022, 7,833 restricted stock units were forfeited as a result of not achieving certain defined performance targets of the awards. In February 2022 and August 2021, performance targets relating to 3,167 and 3,667 restricted stock units, respectively, had been achieved and thus restricted stock units vested and the awards were settled in shares of common stock. For the year ended December 31, 2022, the Company recognized $729 of stock compensation expense associated with these awards in G&A expense. G&A amounts recorded for the year ended December 31, 2022 included $303 of stock compensation expense relating to the modification of certain of these restricted stock units on November 1, 2021 (see Stock Award Modifications below). For the year ended December 31, 2021, the Company recognized $906 of stock compensation expense, with $329 recorded in R&D expense and $577 recorded in G&A expense. As of December 31, 2023, none of these restricted stock units were outstanding as these restricted stock units were either fully vested or forfeited in prior periods.

Additionally on March 30, 2021, the Compensation Committee also approved and granted a total of 8,333 time-based restricted stock units to certain executive officers under the 2014 Plan with a grant date fair value of $247.08 per share. The restricted stock units vest in three equal installments annually from the date of the grant. As a result, the Company recognizes compensation expense associated with these restricted stock units ratably over the three-year vesting period following the grant date. In March 2023, 1,333 of these restricted stock units vested and were settled in shares of the Company’s common stock in satisfaction of the second year of vesting. In June 2022, 1,444 of these restricted stock units vested and were settled in shares of the Company’s common stock in accordance with the acceleration of vesting provisions relating to the modification of certain of these restricted stock units on November 1, 2021. Also in June 2022, 1,444 restricted stock units were forfeited as a result of the completion of the consulting agreement in relation to the modification of certain of these restricted stock units on November 1, 2021 (see Stock Award Modifications below). In March 2022, 2,778 of these restricted stock units vested and were settled in shares of the Company’s common stock in satisfaction of the first year of vesting. For the years ended December 31, 2023, 2022 and 2021, the Company recognized $329, $646 and $592, respectively, of stock compensation expense associated with these awards, with $219 recorded in R&D expense and $110 in G&A expense for the 2023 period, $219 recorded in R&D expense and $427 in G&A expense for the 2022 period, and $166 recorded in R&D expense and $426 in G&A expense for the 2021 period. G&A amounts recorded for the years ended December 31, 2022 and 2021 included $317 and $75, respectively, of stock compensation expense relating to the modification of certain of these restricted stock units on November 1, 2021 (see Stock Award Modifications below). As of December 31, 2023, 1,333 restricted stock units were outstanding and available to vest and settle in shares of the Company’s common stock.

Pursuant to the Company’s non-employee director compensation policy, an aggregate of 3,000 restricted stock units were granted to non-employee directors on June 4, 2020, the date of the Company’s 2020 Annual Meeting of Stockholders, under the 2014 Plan with a grant date fair value of $187.44 per share. The restricted stock units fully vested on June 3, 2021. As a result, the Company recognized compensation expense associated with these restricted stock units ratably over the one-year vesting period following the grant date. For the year ended December 31, 2021, $239 of stock compensation expense relating to these restricted stock units was recognized in G&A expense. As of December 31, 2023, none of these restricted stock units were outstanding as these restricted stock units were fully vested in June 2021.

In February 2020, the Compensation Committee approved and granted a total of 11,500 restricted stock units to certain employees under the 2014 Plan with a grant date fair value of $196.32 per share. Vesting of the restricted stock units was contingent on the achievement of certain performance targets related to clinical and regulatory milestones, subject to the recipient’s continuous service through each performance target. Recognition of compensation expense associated with these awards begins when, and to the extent, the performance criteria is probable of achievement and the employee has met the service conditions. During the year ended December 31, 2022, 2,042 of these restricted stock units were forfeited as a result of not achieving certain defined performance targets of the awards. In February and March 2021, performance targets relating to 3,063 and 3,333 restricted stock units, respectively, had been achieved and thus restricted stock units vested and the awards were settled in shares of common stock. For the year ended December 31, 2021, the Company recognized $1,256 of stock compensation expense relating to the vesting of these restricted stock units, with $524 recorded in R&D expense and $732 in G&A expense. As of December 31, 2023, none of these restricted stock units were outstanding as these restricted stock units were either fully vested or forfeited in prior periods.

Additionally in February 2020, the Compensation Committee also approved and granted a total of 8,167 time-based restricted stock units to certain employees under the 2014 Plan with a grant date fair value of $196.32 per share. The restricted stock units vested in three equal installments annually from the date of the grant. As a result, the Company recognized compensation expense associated with these restricted stock units ratably over the three-year vesting period following the grant date. In February 2023, 1,333 of these restricted stock units vested and were settled in shares of the Company’s common stock in satisfaction of the third year of vesting. In June 2022, 1,389 of these restricted stock units vested and were settled in shares of the Company’s common stock in accordance with the acceleration of vesting provisions relating to the modification of certain of these restricted stock units on November 1, 2021 (see Stock Award Modifications below). In February 2022, 2,722 of these restricted stock units vested and were settled in shares of the Company’s common stock in satisfaction of the second year of vesting. In February 2021, 2,772 of these restricted stock units vested and were settled in shares of the Company’s common stock in satisfaction of the first year of vesting. For the years ended December 31, 2023, 2022 and 2021, the Company recognized $39, $526 and $607 of stock compensation expense associated with these awards, with $26 recorded in R&D expense and $13 in G&A expense for the 2023 period, $175 recorded in R&D expense and $351 in G&A expense for the 2022 period, and $174 recorded in R&D expense and $433 recorded in G&A expense for the 2021 period. G&A amounts recorded for the years ended December 31, 2022 and 2021 included $264 and $73, respectively, of stock compensation expense relating to the modification of certain of these restricted stock units on November 1, 2021 (see Stock Award Modifications below). As of December 31, 2023, none of these restricted stock units were outstanding as these restricted stock units were fully vested in February 2023.

A summary of restricted stock unit activity related to employees and non-employee members of the Company’s Board of Directors as of and for the year ended December 31, 2023 is as follows:

		Weighted
	Number of	Average Grant
	Units	Date Fair Value
Outstanding, December 31, 2022	31,043	$158.40
Awarded	50,098	93.72
Vested and released	(16,939)	149.52
Forfeited	(17,008)	107.52
Outstanding, December 31, 2023	47,194	$111.24
Restricted stock units exercisable (vested and deferred), December 31, 2023	—

Stock Options

A summary of the Company’s stock option activity related to employees, non-employee members of the Board of Directors and non-employee consultants for the 2019 Plan and the 2014 Plan as of and for the year ended December 31, 2023 is as follows:

		Weighted	Aggregate
	Number of	Average Exercise	Intrinsic
	Shares	Price	Value
Outstanding, December 31, 2022	640,787	$172.20
Granted	167,056	97.80
Exercised	(7,768)	72.00
Forfeited	(23,836)	111.00
Expired	(118,101)	176.88
Outstanding, December 31, 2023	658,138	$155.88	$—
Weighted average remaining contractual life as of December 31, 2023 (in years)	6.71
Options exercisable, December 31, 2023	403,337	$176.28	$—
Weighted average remaining contractual life as of December 31, 2023 (in years)	5.46
Options vested and expected to vest as of December 31, 2023	658,138	$155.88	$—
Weighted average remaining contractual life as of December 31, 2023 (in years)	6.71

The total fair value of options vested during the years ended December 31, 2023, 2022 and 2021 was $12,810, $14,156, and $12,844, respectively. The intrinsic value of options exercised during the years ended December 31, 2023, 2022 and 2021 was $476, $118, and $965, respectively.

During the years ended December 31, 2023, 2022 and 2021, the Company granted 167,056, 158,327 and 118,553 stock options, respectively, to employees and non-employee members of the Board of Directors. There were no options granted to nonemployee consultants during the years ended December 31, 2023, 2022 and 2021. The fair values of the stock options granted to those groups were estimated using the Black-Scholes option valuation model with the following ranges of assumptions (see Note 2, Summary of Significant Accounting Policies – Stock-Based Compensation):

	Year Ended December 31,
	2023	2022	2021
Risk-free interest rate	3.38% - 4.65%	1.70% - 4.21%	0.66% - 1.41%
Expected volatility	76.3% - 81.3%	77.7% - 81.9%	71.6% - 83.5%
Expected dividend yield	0%	0%	0%
Expected life of employee and Board options (in years)	6.25	6.25	6.25

The weighted average grant date fair value of options granted to employees and non-employee members of the Board of Directors for their Board service during the years ended December 31, 2023, 2022 and 2021 was $5.75, $7.25, and $12.00, respectively.

During the years ended December 31, 2023, 2022 and 2021, the Company recognized compensation expense relating to stock options as follows:

	Year Ended December 31,
	2023	2022	2021
Research and development	$5,973	$7,222	$7,126
General and administrative	5,634	6,426	9,569
Total stock option expense	$11,607	$13,648	$16,695

The following were excluded from the table above as they are not related to stock options: compensation expense for i) the vesting of certain employees’ restricted stock units for $476, $765 and $1,201 in R&D expense for the years ended December 31, 2023, 2022 and 2021, respectively, and $1,146, $2,693 and $2,324 in G&A expense for the years ended December 31, 2023, 2022 and 2021, respectively; and ii) compensation expense relating to the Board of Directors’ restricted stock units for $501, $628 and $565 in G&A expense for the years ended December 31, 2023, 2022 and 2021, respectively.

As of December 31, 2023, the total compensation expense relating to unvested options granted to employees and non-employee members of the Board of Directors that had not yet been recognized was $20,263, which is expected to be realized over a weighted average period of 2.33 years. The Company will issue shares upon exercise of options from common stock reserved.

The Company does not expect to realize any tax benefits from its stock option activity or the recognition of stock-based compensation expense because the Company currently has net operating losses and has a full valuation allowance against its deferred tax assets. Accordingly, no amounts related to excess tax benefits have been reported in cash flows from operations for the years ended December 31, 2023, 2022 and 2021.

Stock Award Modifications

In November 2021, the Company and the former President and CEO mutually agreed to a transition from CEO to a consulting role through June 30, 2022, if not terminated earlier per the terms of the consulting agreement. As a result, the Company modified the terms of its former CEO’s outstanding Stock Awards to (1) automatically vest any unvested stock options or time-based restricted stock units that would have vested in the twelve month period following the end of the consulting period if continuous service is achieved with the Company during such twelve-month period; (2) extend the period during which the vested stock options may be exercised through the earlier of (i) eighteen months following the separation date (November 8, 2021); or (ii) the original expiration date applicable to each of the stock options, unless terminated earlier in accordance with the 2014 Plan, if continuous service is achieved with the Company; and (3) extend the period in which performance-based vesting milestones for restricted stock units may be achieved through March 31, 2022, if continuous service is achieved with the Company. The consulting agreement ended on June 30, 2022.

The Company determined that vested Stock Awards which had modifications due to the extension of the exercise period were Type 1 modifications pursuant to ASC 718 because those Stock Awards would have vested before and after the modification. Acceleration of vesting for the Stock Awards that would have vested in the twelve-month period following the consulting term was determined to be a Type 3 modification requiring stock compensation expense pursuant to ASC 718 because absent the modification terms, those Stock Awards would have been forfeited as of the last day that the former CEO provided continuous service as a consultant. In addition, Type 4 performance-based restricted stock units were not considered probable of achieving performance targets on the modification date, but the vesting targets were achieved with respect to 1,444 performance-based restricted stock units in February 2022, which resulted in additional stock compensation expense being recorded through June 30, 2022.

During the year ended December 31, 2022, total incremental stock compensation expense relating to modifications of stock options, time-based and performance-based restricted stock units of the former CEO was $2,563, which was included in G&A expense. Of this total amount, $1,679 was included in G&A expense in the stock option expense table above for the year ended December 31, 2022. During the year ended December 31, 2021, total incremental stock compensation expense relating to modifications of stock options and time-based restricted stock units of the former CEO was $5,056, which was included in G&A expense. Of that total amount, $4,908 is included in G&A expense in the stock option compensation expense table above for the year ended December 31, 2021.